Initial Public Offering (Q2) (Details) - $ / shares	Nov. 27, 2018	Nov. 20, 2018	Jun. 30, 2020	May 20, 2020	Dec. 31, 2019
Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares exercised to be redeemed (in shares)				7,126,888
Initial Public Offering [Member]
Public Offering [Abstract]
Sale of units (in shares)	22,052,077	20,000,000
Unit price (in dollars per share)	$ 10.00	$ 10.00
Initial Public Offering [Member] | Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)			1		1
Number of shares called by each warrant (in shares)			1		1
Initial Public Offering [Member] | Public Warrants [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)			1		1
Exercise price (in dollars per share)			$ 11.50		$ 11.50
Number of shares exercised to be redeemed (in shares)				7,126,888